Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.5%
4,777	iShares 20+ Year Treasury Bond ETF	$ 774,782	2.0
8,200	iShares Core S&P 500 ETF	2,876,314	7.5
25,629	iShares Core S&P Small-Cap ETF	1,895,777	5.0
4,888	iShares Core U.S. Aggregate Bond ETF	578,593	1.5
9,977	iShares iBoxx Investment Grade Corporate Bond Fund	1,352,881	3.5
14,183	Vanguard Value ETF	1,526,516	4.0

	Total Exchange-Traded Funds
	(Cost $8,357,318)	9,004,863	23.5

MUTUAL FUNDS: 76.5%
	Affiliated Investment Companies: 52.5%
196,693	Voya High Yield Bond Fund - Class P3	1,544,044	4.0
322,919	Voya Intermediate Bond Fund - Class P3	3,471,380	9.1
48,605	Voya Large Cap Growth Fund - Class P3	2,894,907	7.6
113,782	Voya Large Cap Value Fund - Class P3	1,325,558	3.5
26,680	(1) Voya MidCap Opportunities Fund - Class P3	769,451	2.0
155,268	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,075,927	5.4
341,739	Voya Multi-Manager International Equity Fund - Class P3	4,090,610	10.7
327,658	Voya Multi-Manager International Factors Fund - Class P3	3,152,069	8.2
87,898	Voya Multi-Manager Mid Cap Value Fund - Class P3	759,435	2.0
		20,083,381	52.5

	Unaffiliated Investment Companies: 24.0%
236,661	TIAA-CREF S&P 500 Index Fund - Class I	9,187,198	24.0

	Total Mutual Funds
	(Cost $25,686,060)	29,270,579	76.5

	Total Investments in Securities (Cost $34,043,378)	$ 38,275,442	100.0
	Assets in Excess of Other Liabilities	4,231	0.0
	Net Assets	$ 38,279,673	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,004,863	$–	$–	$9,004,863
Mutual Funds	29,270,579	–	–	29,270,579
Total Investments, at fair value	$38,275,442	$–	$–	$38,275,442

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation /(Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,264,795	$237,155	$(18,690)	$60,784	$1,544,044	$21,908	$3,257	$-
Voya Intermediate Bond Fund - Class P3	2,812,194	685,462	(83,780)	57,504	3,471,380	30,838	4,013	-
Voya Large Cap Growth Fund - Class P3	2,424,166	218,571	(158,622)	410,792	2,894,907	-	31,294	-
Voya Large Cap Value Fund - Class P3	1,126,106	224,433	(129,188)	104,207	1,325,558	5,863	(19,251)	-
Voya MidCap Opportunities Fund - Class P3	662,127	58,285	(40,300)	89,339	769,451	-	4,154	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,458,579	500,774	(170,894)	287,468	2,075,927	-	5,623	-
Voya Multi-Manager International Equity Fund - Class P3	3,526,259	313,285	(267,649)	518,715	4,090,610	-	7,662	-
Voya Multi-Manager International Factors Fund - Class P3	2,672,499	253,782	(114,013)	339,801	3,152,069	-	4,511	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	651,911	70,620	(22,140)	59,044	759,435	-	(5,746)	-
Voya Strategic Income Opportunity Fund - Class P3	627,062	45,758	(681,842)	9,022	-	2,404	2,282	-
	$17,225,698	$2,608,125	$(1,687,118)	$1,936,676	$20,083,381	$61,013	$37,799	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $34,611,733.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,276,198
Gross Unrealized Depreciation	(612,489)
Net Unrealized Appreciation	$3,663,709